COMPUTER SOFTWARE COSTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Useful life of computer software			3 years
Amortization of computer software costs	$ 3,488		$ 7,582